UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-05831

Primary Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 N. Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Lilli Gust

Arnold Investment Counsel Incorporated

700 N. Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 271-2726

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

FORM N-Q

Item 1. Schedule of Investments.

The Primary Income Fund, Inc.

Schedules of Investments

September 30, 2006 (Unaudited)

Portfolios of Investments

September 30, 2006 (Unaudited)

The Primary Income Fund

Market
Shares	Cost	Value

	COMMON STOCKS	84.4%
3,000	Abbott Laboratories (Pharmaceuticals)		$115,209	$145,680
2,000	Allstate Corp. (Insurance)		77,685	125,460
2,000	American States Water Co. (Water Utilities)		55,108	76,500
3,000	Anheuser-Busch Companies, Inc. (Beverages)		105,242	142,530
1,637	Apartment Investment & Management Co.		23,363	89,069
	(Real Estate Investment Trust)
5,000	Aqua America, Inc. (Water Utilities)		96,059	109,700
6,000	AT&T, Inc. (Diversified Telecommunication)		142,370	195,360
1,600	BP plc (Oil, Gas & Consumable Fuels)		43,379	104,928
4,000	Bristol-Myers Squibb Co. (Pharmaceuticals)		102,832	99,680
2,000	Chubb Corp. (Insurance)		54,455	103,920
2,000	DPL, Inc. (Electric & Gas Utilities)		22,926	54,240
2,691	DTE Energy Co. (Electric & Gas Utilities)		115,541	111,703
3,000	Du Pont (E.I.) de Nemours & Co. (Chemicals)		129,960	128,520
1,000	Eli Lilly & Co. (Pharmaceuticals)		54,450	57,000
5,000	General Electric Co. (Industrial Conglomerates)		146,280	176,500
2,000	Marcus Corp. (Hotels Restaurants & Leisure)		38,351	45,940
3,000	McDonald's Corp. (Hotels Restaurants & Leisure)		61,307	117,360
5,000	Microsoft Corp. (Software)		134,812	136,650
4,000	Middlesex Water Co. (Water Utilities)		81,100	76,920
2,000	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		21,725	96,220
4,000	Otter Tail Corp. (Electric & Gas Utilities)		107,345	116,960
7,000	Pfizer, Inc. (Pharmaceuticals)		180,456	198,520
7,000	Schering-Plough Corp. (Pharmaceuticals)		118,890	154,630
2,000	Sempra Energy (Electric & Gas Utilities)		31,181	100,500
5,000	Tribune Co. (Media)		198,511	163,600
2,000	US Bancorp (Commercial Banks)		56,660	66,440
3,000	Vectren Corp. (Electric & Gas Utilities)		64,302	80,550
2,000	Verizon Communications, Inc. (Diversified Telecommunications)		63,280	74,260
3,000	Waste Management, Inc. (Commercial Services & Supplies)		89,880	110,040
2,000	Wisconsin Energy Corp. (Electric & Gas Utilities)		50,848	86,280
3,000	Wyeth (Pharmaceuticals)		133,680	152,520

	Total Common Stocks		2,717,187	3,498,180

Principal
Amount
	BONDS AND NOTES
	Corporate Bonds	13.1%
$100,000	Alabama Power Co., 3.13%, due 05/01/08		$99,440	$96,834
100,000	Allstate Corp., 5.38%, due 12/01/06		99,951	99,980
100,000	Florida Power & Light, 4.85%, due 2/1/2013		96,827	97,927
150,000	General Electric Capital Corp., 4.65%, due 06/11/08		150,000	147,372
100,000	Georgia Power Co., 5.25%, due 12/15/2015		97,897	99,430
	Total Bonds and Notes		544,115	541,543

	Total Long -Term Investments		3,261,302	4,039,723

	SHORT-TERM INVESTMENTS	2.8%
	Variable Rate Demand Notes
117,485	US Bank, N.A., 5.08%		117,485	117,485
391	Wisconsin Corporate Central Credit Union, 5.00%		391	391
	Total Short-Term Investments		117,876	117,876

767,804	TOTAL INVESTMENTS	100.3%	$3,379,178	4,157,599

	Liabilities less Other Assets	-(0.3)%		(11,146)

	NET ASSETS	100.0%		$4,146,453

See notes to Portofolio of Investments

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (unaudited)

Organization

The Primary Trend Fund, Inc. (“Trend Fund”) began operations on September 15, 1986. The Primary Income Fund, Inc. (“Income Fund”) began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the “Funds,” are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $13,766,559 and $3,379,178 for the Trend Fund and Income Fund, respectively, were as follows:

	Trend Fund	Income Fund
Appreciation....................................	$4,102,091	$840,379
Depreciation....................................	(71,281)	(61,958)
Net Appreciation on Investments..........	$4,030,810	$778,421

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Fund, Inc.

By:	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date:	November 27, 2006

By:	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date:	November 27, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)